Cash distribution and earnings per unit - Schedule of earnings per unit, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net income	$ 112,308	$ 118,160	$ 211,473	$ 203,825
Income attributable to:
Earnings per unit basic	$ 3.65	$ 3.84	$ 6.87	$ 6.62
Earnings per unit diluted	$ 3.65	$ 3.83	$ 6.87	$ 6.61
Limited Partner [Member]
Net income	$ 110,062	$ 115,797	$ 207,245	$ 199,749
Income attributable to:
Weighted average units outstanding basic	30,183,387	30,154,171	30,183,387	30,154,171
Earnings per unit basic	$ 3.65	$ 3.84	$ 6.87	$ 6.62
Weighted average units outstanding diluted	30,184,388	30,197,087	30,184,388	30,197,087
Earnings per unit diluted	$ 3.65	$ 3.83	$ 6.87	$ 6.61
Earnings per unit distributed basic	0.05	0.05	0.10	0.10
Earnings per unit distributed diluted	$ 0.05	$ 0.05	$ 0.10	$ 0.10